Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

NOTE 25 - SUBSEQUENT EVENTS

Management evaluated subsequent events through the date the consolidated financial statements were issued. Events or transactions occurring after December 31, 2011, but prior to when the consolidated financial statements were issued, that provided additional evidence about conditions that existed at December 31, 2011, have been recognized in the consolidated financial statements for the year ended December 31, 2011. Events or transactions that provided evidence about conditions that did not exist at December 31, 2011, but arose before the consolidated financial statements were issued, have not been recognized in the consolidated financial statements for the year ended December 31, 2011.